BRENDAN WOOD TOPGUN ETF

Schedule of Investments

November 30, 2024 (unaudited)

		Shares	Value
98.69%	COMMON STOCK
8.48%	COMMUNICATION SERVICES
	Alphabet, Inc. Class C	2,456	$418,723
	T-Mobile US, Inc.	2,114	522,031
			940,754

8.10%	CONSUMER DISCRETIONARY
	Amazon.com, Inc.(A)	2,272	472,326
	Home Depot, Inc.	993	426,126
			898,452

4.62%	CONSUMER STAPLES
	Costco Wholesale Corp.	527	512,181

29.84%	FINANCIALS
	Brookfield Corp. ADR	8,807	540,662
	JPMorgan Chase & Co.	1,996	498,441
	Marsh & McLennan Cos, Inc.	1,806	421,213
	Mastercard, Inc. Class A	809	431,149
	The Progressive Corp	2,139	575,134
	Royal Bank of Canada ADR	3,415	429,163
	Visa, Inc. Class A	1,312	413,385
			3,309,147

9.74%	HEALTH CARE
	Danaher Corp.	1,464	350,906
	HCA Healthcare, Inc.	1,055	345,217
	UnitedHealth Group, Inc.	629	383,816
			1,079,939

14.67%	INDUSTRIALS
	Canadian Pacific Kansas City Southern ADR	4,321	330,945
	Parker-Hannifin Corp.	606	425,957
	Transdigm Group, Inc.	341	427,263
	Waste Connections, Inc. ADR	2,302	443,066
			1,627,231

BRENDAN WOOD TOPGUN ETF

Schedule of Investments

November 30, 2024 (unaudited)

		Shares	Value
6.35%	INFORMATION TECHNOLOGY - HARDWARE
	Nvidia Corp.	5,096	$704,522

3.48%	INFORMATION TECHNOLOGY - SOFTWARE & SERVICES
	Microsoft Corp.	910	385,349

10.80%	REAL ESTATE
	AvalonBay Communities, Inc.	1,933	454,932
	Prologis, Inc.	2,577	300,942
	Welltower, Inc.	3,193	441,209
			1,197,083

2.61%	UTILITIES
	NextEra Energy, Inc.	3,674	289,034

98.69%	TOTAL COMMON STOCK		10,943,692

98.69%	TOTAL INVESTMENTS		10,943,692

1.31%	Other assets, net of liabilities		145,670
100.00%	NET ASSETS		$11,089,362

(A)Non-income producing

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of November 30, 2024:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCK	$10,943,692			$10,943,692
TOTAL INVESTMENTS	$10,943,692			$10,943,692